Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	4,090,908
Proposed Maximum Offering Price per Unit	20.49
Maximum Aggregate Offering Price	$ 83,822,704.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,575.92
Offering Note	(a) Consists of an aggregate of up to 4,090,908 shares of the Registrant's common stock, par value $0.001 per share, issued by the Registrant in a private placement on May 4, 2026, consisting of (i) 2,727,272 shares of common stock issuable upon the exercise of outstanding pre-funded warrants to purchase shares of common stock held by the selling stockholders and (ii) 1,363,636 shares of common stock issuable upon the exercise of outstanding warrants to purchase shares of common stock held by the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of common stock reported on The Nasdaq Capital Market on May 27, 2026.